Debt (Narrative) (Details) R$ in Thousands, $ in Thousands				1 Months Ended													12 Months Ended
	Oct. 01, 2025 USD ($)	Jul. 05, 2024 USD ($)	May 10, 2024 USD ($)	Oct. 31, 2025 USD ($)	Sep. 30, 2025	Aug. 31, 2025 USD ($)	May 31, 2025	Sep. 30, 2024 BRL (R$)	Sep. 30, 2024 USD ($)	Jun. 25, 2024 USD ($)	May 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings																	$ 107,015	$ 44,355
Repayment of borrowing																	92,229	$ 27,075
Debt facility [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings																$ 20,000
Basis for interest rate																In addition to an upfront fee of 0.80%, interest accrued at a rate of 8.51% p.a. is to be paid every six months.
Interest rate				8.51%
Repayment of borrowing				$ 712
Three-year debt facility [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings															$ 10,000
Interest rate				8.51%											8.51%
Upfront fee															0.80%
Three-year debt facility with bank in Brazil [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings														$ 15,000
Interest rate				8.75%										8.75%
Repayment of borrowing				$ 356
Three-year debt facility October 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings													$ 20,000
Basis for interest rate													Interest payments are due quarterly with 50% of the principal to be repaid in October 2025 and 50% to be repaid in October 2026.
Interest rate				8.95%									8.95%
Repayment of borrowing				$ 475
Two-year debt facility [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings												$ 10,000
Basis for interest rate												In addition to an upfront fee of 0.85%, accrued interest at a rate of 10.45% p.a. is to be paid at maturity.
Interest rate				10.45%
Repayment of borrowing				$ 237
Working capital facility [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			$ 7,813					R$ 50,000	$ 9,235
Total limit of borrowing								R$ 50,000			$ 8,000
Basis for interest rate					In September 2025, the Company extended the term for one year with accrued interest at a rate of 9.05% p.a.		In May 2025, the Company extended the term for a further 120 days with accrued interest at a rate of 9.05% p.a.	drawdowns repayable in 120 days together with accrued interest at a rate of 9.00% p.a.	drawdowns repayable in 120 days together with accrued interest at a rate of 9.00% p.a.		Drawdowns on the facility were repayable in 90 days together with accrued interest at a rate of 8.25% p.a., with renewals subject to approval by the bank.
Inventory financing facilities [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings																	82,642
Total limit of borrowing	$ 35,000	$ 10,000								$ 10,000
Basis for interest rate	The inventory financing commission is charged at 3% on the sales invoice value.	Repayments include a 1% commission fee, interest, and other direct costs.								Repayments include a 1% commission fee, interest at the one -month U.S. Secured Overnight Financing Rate (SOFR) plus 3.0%, and other direct costs.
Repayment of borrowing																	$ 67,674
Amount secured by inventory	$ 25,000
Amount secured by customer receivables	$ 10,000
Loan facility [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings						$ 6,000
Basis for interest rate						bears interest at an annual rate of 15%, and includes a 1% arrangement fee.
Proportion of ownership interest in subsidiary						65.70%